UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22517

GAI Corbin Multi-Strategy Fund, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc. Global Alternative Investments 401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett Wells Fargo Law Department J9201-210 200 Berkeley Street Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited)
As of June 30, 2015

Strategy Investments	Cost	Fair Value
Investment Funds - 97.26% Asset-Backed Securities - 17.94%
East Lodge Capital Credit Opportunities Fund Ltd.	$ 6,000,000	$ 6,141,453
Perella Weinberg Partners Asset Based Value Offshore Fund LP	2,124,984	2,627,662
Pine River Fixed Income Fund Ltd.	4,507,529	5,606,024
Seer Capital Partners Offshore Fund Ltd.	6,350,000	7,594,586
Serengeti Lycaon Overseas Ltd	4,599,401	6,411,317
Serengeti Segregated Portfolio Company, Ltd.	288,607	423,642
		28,804,684
Equity Special Situations - 5.30% Ironsides Partners Special Situations Offshore Fund Ltd.	921,636	1,071,475
Jet Capital Concentrated Offshore Fund, Ltd.	3,841,419	4,434,557
Jet Capital Select Opportunities Offshore Fund, Ltd.	3,100,000	3,006,545
		8,512,577
Event Driven/Distressed - 22.22% Anchorage Capital Partners Offshore, Ltd	10,118,631	12,767,824
Archer Capital Fund LP*	13,608	11,541
Archer SPE I, L.L.C.*	4,725	3,168
Drawbridge Special Opportunities Fund, L.P.*	709,163	1,284,006
Garrison Special Opportunities Fund LP*	496,574	429,877
New Point V Ltd	63,504	69,833
New Point VII Ltd	464,100	504,557
Redwood Argentina Offshore Fund, Ltd.	2,000,000	2,019,387
Redwood Offshore Fund, Ltd	7,900,000	10,154,937
Venor Capital Offshore Ltd.	7,600,000	8,447,727
		35,692,857
Global Macro - 12.89% Autonomy Global Macro Fund Ltd	7,106,924	7,893,154
D.E. Shaw Oculus International Fund	5,326,248	6,095,765
Discovery Global Macro Fund Ltd.	4,500,000	4,192,413
Tyticus Partners II Ltd	83,103	54,629
WCG Offshore Fund, Ltd	2,125,312	2,467,859
		20,703,820

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Strategy Investments	Cost	Fair Value
Investment Funds - 97.26% (continued) Long/Short Equity - 26.70%
Cadian Offshore Fund Ltd.	$ 5,596,701	$ 6,669,909
Marble Arch Offshore Partners Ltd	7,020,568	9,208,581
Pelham Long/Short Fund Ltd	5,900,000	8,839,018
Squadra Equity Fund Ltd.	2,566,387	1,947,224
SRS Partners, Ltd.	6,250,000	9,524,557
SRS Special Opportunities III, LP	750,000	716,795
SRS Special Opportunities Master II LP	926,721	615,560
Tekne Offshore Fund, Ltd.	5,200,000	5,335,666
TPG-Axon Partners, LP*	41,136	25,212
		42,882,522
Relative Value - 12.21% D.E. Shaw Composite International Fund	7,000,000	9,202,666
Kildonan Castle Global Credit Opportunity Fund Ltd.	5,101,551	5,058,132
QVT SLV Onshore Ltd*	16,489	34,170
QVT Special Investment Onshore Fund Ltd*	11,647	17,950
Whitebox Asymmetric Opportunities Fund, Ltd	5,000,000	5,300,015
		19,612,933
Investments in Securities - 6.96% Collateralized Loan Obligation - 0.63% Anchorage Capital CLO 4 Ltd. (Interest Rate: 0.00%; Maturity Date: 7/28/2026; Par Value: $1,315,789)	1,002,967	1,013,158
Equity - 6.33%
BH Macro Ltd	2,600,640	2,652,138
Garrison Capital, Inc.	1,300,786	1,394,909
Pershing Square Holdings, Ltd.	4,102,093	5,877,065
Third Point Offshore Investors Ltd	152,957	244,504
		10,168,616

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Strategy Investments	Strike Price	Expiration Date	Cost	Fair Value
Purchased Options - 0.14% Index Options - 0.14%
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 2,080	07/17/2015	$ 33,294	$60,832
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 2,100	07/17/2015	39,661	63,635
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$ 2,090	08/21/2015	56,014	98,640
				223,107
Total Investments (Cost $140,915,080**) - 104.36%				167,614,274
Other Assets and Liabilities, net - (4.36)%				(7,001,095)
Net Assets - 100.00%				$160,613,179

Percentages shown are stated as a percentage of net assets as of June 30, 2015. All investments in Investment Funds are non- income producing.

*	Investment Fund held in GAI Special Asset Holdings, Inc.

**	The cost and unrealized appreciation/(depreciation) of investments as of June 30, 2015, as computed for federal tax purposes, were as follows:

Aggregate cost	$166,614,607
Gross unrealized appreciation	$8,668,878
Gross unrealized depreciation	(7,669,210)
Net unrealized appreciation	$999,668

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Investments by Strategy (as a percentage of total investments)
Investment Funds
Long/Short Equity	25.58%
Event Driven/Distressed	21.30
Asset-Backed Securities	17.19
Global Macro	12.35
Relative Value	11.70
Equity Special Situations	5.08
Total Investment Funds	93.20
Purchased Options	0.13
Investments in Securities
Equity	6.07
Collateralized Loan Obligation	0.60
Total Investments in Securities	6.67
100%

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Credit Default Swaps Outstanding as of June 30, 2015:

Credit Default Swap Agreements on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	CDX.NA.HY.19	Buy	(5.00)	12/20/2017	$391,680	$(30,362)	$(11,533)
Morgan Stanley Capital Services Inc.	CDX.NA.HY.22	Buy	(5.00)	6/20/2019	$739,200	(58,671)	(62,396)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.18	Buy	(1.00)	6/20/2017	$1,520,000	(21,517)	10,538
						$(110,550)	$(63,391)

Credit Default Swap Agreements on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/ Sell	(Pay) Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments (Received)/ Paid
Morgan Stanley Capital Services Inc.	Australia and New Zealand Banking Group Ltd.	Buy	(1.00)	12/20/2016	$98,000	$(1,275)	$3,845
Morgan Stanley Capital Services Inc.	Capital One Bank (USA), National Association	Buy	(1.00)	6/20/2016	$100,000	(902)	(1,465)
Morgan Stanley Capital Services Inc.	Commonwealth Bank of Australia	Buy	(1.00)	12/20/2016	$98,000	(1,269)	3,845
Morgan Stanley Capital Services Inc.	Commonwealth of Australia	Buy	(1.00)	12/20/2016	$109,000	(1,507)	(972)
Morgan Stanley Capital Services Inc.	Federal Republic of Germany	Buy	(0.12)	9/20/2018	$114,000	(217)	4,324
Morgan Stanley Capital Services Inc.	Kingdom of Spain	Buy	(0.40)	3/20/2018	$21,000	215	3,611
Morgan Stanley Capital Services Inc.	Kingdom of Sweden	Buy	(0.69)	12/20/2015	$42,000	(133)	(606)
Morgan Stanley Capital Services Inc.	National Australia Bank Ltd	Buy	(1.00)	12/20/2016	$49,000	(638)	1,923
Morgan Stanley Capital Services Inc.	People's Republic of China	Buy	(1.00)	6/20/2016	$100,000	(744)	(1,057)
Morgan Stanley Capital Services Inc	The Goldman Sachs Group, Inc.	Buy	(0.47)	12/20/2017	$40,000	62	1,988
						$(6,408)	$15,436

(1)
If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either 1) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Written Options Open as of June 30, 2015
Description	Strike Price	Expiration Date	Premium Received/(Paid)	Fair Value
Currency Options
Index Options
Call Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,180	08/21/2015	$19,186	$(4,160)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,050	07/17/2015	22,386	(40,960)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,060	07/17/2015	27,029	(37,635)
Put Option - OTC - Morgan Stanley Capital Services Inc., SPX	$2,040	08/21/2015	36,786	(66,640)
			$105,387	$(149,395)

Forward Foreign Currency Exchange Contract Open as of June 30, 2015

Description	Origination Value	Current Value	Unrealized Appreciation/ (Depreciation)
Buy USD, sell BRL settling 7/29/2015	$258,000	$248,335	$9,665

A summary of derivative instruments by primary risk exposure is outlined in the following tables:

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivative instruments not accounted
for as hedging instruments	Location on Consolidated Statement of Assets, Liabilities and Net Assets	Fair Value
Asset derivative instruments
Credit Contracts	Credit default swaps, at fair value	$277
Equity Contracts	Purchased index option contracts, at fair value	223,107
Foreign Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contract	9,665
Total asset derivative instruments		$233,049

Liability derivative instruments
Credit Contracts	Credit default swaps, at fair value	$(117,235)
Equity Contracts	Written index option contracts, at fair value	(149,395)
Total liability derivative instruments		$(266,630)

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the nine months ended June 30, 2015 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Forwards	Total
Equity Contracts	$(17,322)	$–	$–	$(17,322)
Credit Contracts	–	11,573	–	11,573
Total	$(17,322)	$11,573	$–	$(5,749)

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the
Consolidated Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Options	Swaps	Forwards	Total
Equity Contracts	$24,700	$–	$–	$24,700
Foreign Exchange Contract	–	–	9,665	9,665
Credit Contracts	–	10,045	–	10,045
Total	$24,700	$10,045	$9,665	$44,410

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Fair Value Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. On May 1, 2015, FASB issued Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).  ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net assets value ("NAV") per share or its equivalent. ASU 2015-07 is generally effective for periods beginning after December 15, 2015 with earlier adoption permitted. The GAI Corbin Multi-Strategy Fund, LLC and its wholly-owned subsidiary, GAI Special Asset Holdings, Inc. (together, the "Fund") has elected to adopt ASU 2015-07 as of June 30, 2015. As a result, investments in various collective investment vehicles ("Investment Funds") with a fair value of $156,209,393 using the NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

The fair value of written and purchased index options can be determined using unadjusted quoted prices and are generally categorized within Level 1 of the Fund’s fair value hierarchy. The fair value of written and purchased over-the-counter currency options, swaptions, futures, forward foreign currency exchange contracts, credit default swaps, and collateralized loan obligations can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these investments within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2015 is as follows:

Description	Total Fair Value at June 30, 2015	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments
Assets
Purchased Options	$223,107	$223,107	$–	$–
Credit Default Swaps	277	–	277	–
Forward Foreign Currency Exchange Contracts	9,665	–	9,665	–
Liabilities
Written Options	(149,395)	(149,395)	–	–
Credit Default Swaps	(117,235)	–	(117,235)	–

Investment Funds(1)	156,209,393	–	–	–

Investments in Securities
Collateralized Loan Obligation	1,013,158	–	1,013,158	–
Equity	10,168,616	10,168,616	–	–
Total Investments	$167,357,586	$10,242,328	$905,865	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three month period ended June 30, 2015.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly, semi- annually, annually or biennially, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the three month period ended June 30, 2015. As of June 30, 2015, the Fund had unfunded capital commitments of $2,749,250.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of June 30, 2015:

Asset-Backed Securities strategies are those in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed by physical collateral or other financial obligations (loans, credit cards) other than  those of a specific corporation.  Strategies employ an investment process designed to isolate attractive opportunities  between a variety of fixed income instruments specifically securitized by collateral commitments which frequently include loans, pools and portfolios of loans, receivables, real estate, machinery or other tangible financial commitments. Investment thesis may be predicated on an attractive spread given the nature and quality of the collateral, the liquidity characteristics of the underlying instruments and on issuance and trends in collateralized fixed income instruments, broadly speaking.

GAI Corbin Multi-Strategy Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of June 30, 2015

Equity Special Situations strategies generally employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation. These involve both announced transactions as well as situations which pre-, post-date or situations in which no formal announcement is expected to occur.  Strategies employ an investment process focusing broadly on a wide spectrum of corporate life cycle investing, including but not limited to distressed, bankruptcy and post-bankruptcy security issuance, announced acquisitions and corporate division spin-offs, asset sales and other security issuance impacting an individual capital structure focusing primarily on situations identified via fundamental research which are likely to result in a corporate transaction or other realization of shareholder value through the occurrence of some identifiable catalyst. Strategies effectively employ primarily equity but also corporate debt exposure, and in general tend to focus more broadly on post-bankruptcy equity exposure and exit of restructuring proceedings.

Event Driven/Distressed strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize.  In addition, accurately forecasting the  timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Global Macro strategies generally involve fundamental, discretionary, directional trading in currencies, commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Long/Short Equity strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities investment managers generally do not attempt to neutralize the amount of long  and short positions (i.e., they will be net long or net short). Investment managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment managers in this strategy usually employ a low to moderate degree of leverage.

Relative Value strategies employ multiple arbitrage investment strategies including forms of fixed- income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage. Generally, investment managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted. In addition, investment managers make decisions regarding which Relative Value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

Please refer to the March 31, 2015 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Corbin Multi-Strategy Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	08/19/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)

Date	08/19/15

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer (principal financial officer)

Date	08/19/15

* Print the name and title of each signing officer under his or her signature.